Note 5 - Loans Receivable and Allowance for Loan Losses (Details) - Impaired Loans by Class (USD $) In Thousands, unless otherwise specified	6 Months Ended		12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Jun. 30, 2014	Jun. 30, 2013
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	$ 17,832		$ 22,793	$ 21,340
With no related allowance recorded Unpaid Principal Balance	19,286		24,727	22,633
With no related allowance recorded Average Recorded Investment	20,455	20,945	21,503	18,713
With no related allowance recorded Interest Income Recognized	404	449	906	674
With an allowance recorded Recorded Investment	544		137	5,661
With an allowance recorded Unpaid Principal Balance	943		138	6,774
With an allowance recorded Related Allowance	7		73	433
With an allowance recorded Average Recorded Investment	299	3,150	2,129	7,793
With an allowance recorded Interest Income Recognized	19	20	3	150
Total: Recorded Investment	18,376		22,930	27,001
Total: Unpaid Principal Balance	20,229		24,865	29,407
Total: Related Allowance	7		73	433
Total: Average Recorded Investment	20,754	24,095	23,632	26,506
Total: Interest Income Recognized	423	469	909	824
Residential Mortgage: One-to-Four Family [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	14,479		15,975	13,817
With no related allowance recorded Unpaid Principal Balance	15,168		16,667	14,747
With no related allowance recorded Average Recorded Investment	15,228	14,384	14,982	11,978
With no related allowance recorded Interest Income Recognized	317	313	620	437
With an allowance recorded Recorded Investment				1,469
With an allowance recorded Unpaid Principal Balance				1,720
With an allowance recorded Related Allowance				58
With an allowance recorded Average Recorded Investment		963	632	3,219
With an allowance recorded Interest Income Recognized				34
Total: Recorded Investment	14,479		15,975	15,286
Total: Unpaid Principal Balance	15,168		16,667	16,467
Total: Related Allowance				58
Total: Average Recorded Investment	15,228	15,347	15,614	15,197
Total: Interest Income Recognized	317	313	620	471
Residential Mortgage: Home Equity [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	734		1,740	3,376
With no related allowance recorded Unpaid Principal Balance	828		1,756	3,406
With no related allowance recorded Average Recorded Investment	1,082	2,239	2,019	3,399
With no related allowance recorded Interest Income Recognized	17	28	41	127
With an allowance recorded Recorded Investment				891
With an allowance recorded Unpaid Principal Balance				1,214
With an allowance recorded Related Allowance				233
With an allowance recorded Average Recorded Investment		445	294	737
With an allowance recorded Interest Income Recognized				7
Total: Recorded Investment	734		1,740	4,267
Total: Unpaid Principal Balance	828		1,756	4,620
Total: Related Allowance				233
Total: Average Recorded Investment	1,082	2,684	2,313	4,136
Total: Interest Income Recognized	17	28	41	134
Commercial and Multi-Family Real Estate [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	1,328		1,973	1,796
With no related allowance recorded Unpaid Principal Balance	1,386		2,431	1,867
With no related allowance recorded Average Recorded Investment	1,727	1,303	1,404	1,742
With no related allowance recorded Interest Income Recognized	15	20	76	65
With an allowance recorded Recorded Investment	544			1,444
With an allowance recorded Unpaid Principal Balance	943			1,804
With an allowance recorded Related Allowance	7			88
With an allowance recorded Average Recorded Investment	181	1,067	752	1,512
With an allowance recorded Interest Income Recognized	19	18		17
Total: Recorded Investment	1,872		1,973	3,240
Total: Unpaid Principal Balance	2,329		2,431	3,671
Total: Related Allowance	7			88
Total: Average Recorded Investment	1,908	2,370	2,156	3,254
Total: Interest Income Recognized	34	38	76	82
Construction: One-to-Four Family Occupied [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment			1,707
With no related allowance recorded Unpaid Principal Balance			1,936
With no related allowance recorded Average Recorded Investment	1,138	1,138	1,365	387
With no related allowance recorded Interest Income Recognized	24	48	97
With an allowance recorded Recorded Investment				1,707
With an allowance recorded Unpaid Principal Balance				1,936
With an allowance recorded Related Allowance				23
With an allowance recorded Average Recorded Investment		569	341	1,230
With an allowance recorded Interest Income Recognized				87
Total: Recorded Investment			1,707	1,707
Total: Unpaid Principal Balance			1,936	1,936
Total: Related Allowance				23
Total: Average Recorded Investment	1,138	1,707	1,706	1,617
Total: Interest Income Recognized	24	48	97	87
Construction: Other [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	564		750	1,601
With no related allowance recorded Unpaid Principal Balance	638		750	1,510
With no related allowance recorded Average Recorded Investment	604	1,033	920	671
With no related allowance recorded Interest Income Recognized	14	22	36	16
With an allowance recorded Recorded Investment			137
With an allowance recorded Unpaid Principal Balance			138
With an allowance recorded Related Allowance			73
With an allowance recorded Average Recorded Investment	92	92	110	646
With an allowance recorded Interest Income Recognized		1	3
Total: Recorded Investment	564		887	1,601
Total: Unpaid Principal Balance	638		888	1,510
Total: Related Allowance			73
Total: Average Recorded Investment	696	1,125	1,030	1,317
Total: Interest Income Recognized	14	23	39	16
Commercial and Industrial [Member]
Financing Receivable, Impaired [Line Items]
With no related allowance recorded Recorded Investment	727		648	750
With no related allowance recorded Unpaid Principal Balance	1,266		1,187	1,103
With no related allowance recorded Average Recorded Investment	676	848	813	536
With no related allowance recorded Interest Income Recognized	17	18	36	29
With an allowance recorded Recorded Investment				150
With an allowance recorded Unpaid Principal Balance				100
With an allowance recorded Related Allowance				31
With an allowance recorded Average Recorded Investment	26	13		449
With an allowance recorded Interest Income Recognized		1		5
Total: Recorded Investment	727		648	900
Total: Unpaid Principal Balance	1,267		1,187	1,203
Total: Related Allowance				31
Total: Average Recorded Investment	702	861	813	985
Total: Interest Income Recognized	17	19	36	34
Consumer [Member]
Financing Receivable, Impaired [Line Items]
With an allowance recorded Average Recorded Investment		1
Total: Average Recorded Investment		$ 1